Product warranty - Schedule of Product Warranty Reserve (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Guarantees [Abstract]
Product warranty period	1 year
Schedule of Product Warranty Reserve [Roll Forward]
Warranty reserve, beginning balance	$ 90,200	$ 57,000
Warranty provision for units sold	179,841	160,684
Costs of warranty incurred	(175,041)	(127,484)
Warranty reserve, ending balance	$ 95,000	$ 90,200